Chrysler Financial Services Americas LLC	Distribution Date: 08-Feb-11
CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Page 1 of 3

Payment Determination Statement Number			5
Distribution Date			08-Feb-11
Record Date			07-Feb-11

Dates Covered		From and Including	To and Including
Collections Period		01-Jan-11	31-Jan-11
Accrual Period		10-Jan-11	07-Feb-11
30/360 Days		30
Actual/360 Days		29

		Number of
Collateral Pool Balance Data		Accounts	$ Amount
Pool Balance — Beginning of Period		146,096	$1,753,533,626.11
Collections of Installment Principal			52,913,529.90
Collections Attributable to Full Payoffs			28,643,679.57
Principal Amount of Repurchases			9,741.88
Principal Amount of Gross Losses			5,069,375.13

Pool Balance — End of Period(EOP)		142,164	$1,666,897,299.63

Pool Statistics	End of Period
Initial Pool Balance (Pool Balance at the Purchase Date)	$2,100,840,515.46
Pool Factor (Pool Balance as a % of Initial Pool Balance)	79.34%

Ending Overcollateralization(O/C) Amount	$133,351,783.97
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)	108.696%
Ending Reserve Account Balance	$10,504,202.58

Net Credit Losses	$2,659,534.13	Trigger	Compliance?

Net Credit Loss Percentage	0.277%	8.00%	Yes
Cumulative Net Credit Losses	$5,820,274.46
Cumulative Recovery Ratio	46.824%

	$ Amount	% of EOP Pool Bal.	# of Accounts
Delinquency Information:(1)
31-60 Days Delinquent	$29,043,655.86	1.742%	2,163
61-90 Days Delinquent	3,045,160.75	0.183%	212
91-120 Days Delinquent	777,336.88	0.047%	49
121 Days or More Delinquent	51,918.99	0.003%	4
Repossessions	7,210,307.14	0.433%	458

(1) A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount			$11,084,723.76
60+ Days Delinquency Ratio (3 mos weighted avg.)			0.61906%

		Current Month	Prior Month
Weighted Average A.P.R.		7.242%	7.227%
Weighted Average Remaining Term (months)		33.30	34.13
Weighted Average Seasoning (months)		34.80	33.85

Chrysler Financial Services Americas LLC	Distribution Date: 08-Feb-11
CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Page 2 of 3

Cash Sources
Collections of Installment Principal		$52,913,529.90
Collections Attributable to Full Payoffs		28,643,679.57
Principal Amount of Repurchases		9,741.88
Recoveries on Loss Accounts		2,409,841.00
Collections of Interest		10,866,536.47
Investment Earnings		541.43
Reserve Account Draw		0.00

Total Sources		$94,843,870.25

Cash Uses
Servicer Fee		$1,461,278.02
Backup Servicer Fee		14,612.78
A Note Interest		739,248.73
First Priority Principal Distribution Amount		0.00
B Note Interest		114,101.63
Second Priority Principal Distribution Amount		0.00
C Note Interest		134,803.33
Third Priority Principal Distribution Amount		0.00
D Note Interest		320,449.07
Fourth Priority Principal Distribution Amount		0.00
Replenish Reserve Fund		0.00
Required Principal Distribution Amount		86,860,492.62
Indemnity Amounts		0.00
Additional Servicing Fees		0.00
Distribution to Class E Noteholders		5,198,884.07

Total Cash Uses		$94,843,870.25

Administrative Payment
Total Principal and Interest Sources		$94,843,870.25
Investment Earnings in Trust Account		(541.43)
Daily Collections Remitted		(94,843,328.82)
Reserve Account Draw		0.00
Servicer Fee		(1,461,278.02)
Distribution to Class E Noteholders		(5,198,884.07)

Payment Due to/(from) Trust Account		$(6,660,162.09)

O/C Release (Prospectus pg S42)
Pool Balance		$1,666,897,299.63

Total Securities		$1,533,545,515.66

Adjusted O/C Amount		$133,351,783.97

Target Overcollateralization Amount		$133,351,783.97

O/C Release Period?		Yes

O/C Release		$5,198,884.07

Current Net Credit Loss Percentage		0.277%

	Required O/C %
If Net Credit Loss Percentage is
<=5.50%	8.00%
>5.50% but <=6.50%	12.00%
>6.50%	15.00%
Current Required O/C%		8.000%

Chrysler Financial Services Americas LLC	Distribution Date: 08-Feb-11
CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Page 3 of 3

	Beginning	Ending	Ending Balance	Principal	Principal per	Interest	Interest
Notes	Balance	Balance	per $1000 Face	Payment	$1000 Face	Payment	$1000 Face
Class A-1 688,000,000.00 @ 0.33579%	308,406,008.28	221,545,515.66	322.0138309	86,860,492.62	126.2507160	83,423.05	0.1212544
Class A-2 720,000,000.00 @ 0.69%	720,000,000.00	720,000,000.00	1,000.0000000	0.00	0.0000000	414,000.00	0.5750000
Class A-3 318,891,000.00 @ 0.91%	318,891,000.00	318,891,000.00	1,000.0000000	0.00	0.0000000	241,825.68	0.7583333
Class B 82,983,000.00 @ 1.65%	82,983,000.00	82,983,000.00	1,000.0000000	0.00	0.0000000	114,101.63	1.3750001
Class C 80,882,000.00 @ 2.00%	80,882,000.00	80,882,000.00	1,000.0000000	0.00	0.0000000	134,803.33	1.6666666
Class D 109,244,000.00 @ 3.52%	109,244,000.00	109,244,000.00	1,000.0000000	0.00	0.0000000	320,449.07	2.9333334

Total Notes	$1,620,406,008.28	$1,533,545,515.66		$86,860,492.62		$1,308,602.76

*	Class A-1 Interest is computed on an Actual/360 basis while the remaining interest calculations are based on a 30/360 basis. Actual days in current period 29

Manager (248) 427-2557	03-Feb-11 Date